Business Segments (Tables)	12 Months Ended
Mar. 31, 2012
Business Segments [Abstract]
Summary Of Net Revenue, Operating Expenses And Profit By Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Fiscal year ended March 31, 2010:
Net revenue:	¥1,436.6	¥896.5	¥152.3	¥341.0	¥265.3	¥606.3	¥597.4	¥(89.0)	¥3,600.1
BTMU and MUTB:	661.4	790.4	61.2	222.9	—	222.9	520.6	(97.7)	2,158.8
Net interest income	541.2	441.6	—	126.5	—	126.5	355.1	(12.7)	1,451.7
Net fees	108.7	338.2	61.2	105.0	—	105.0	(13.1)	(49.8)	550.2
Other	11.5	10.6	—	(8.6)	—	(8.6)	178.6	(35.2)	156.9
Other than BTMU and MUTB(1)	775.2	106.1	91.1	118.1	265.3	383.4	76.8	8.7	1,441.3
Operating expenses	988.3	473.1	86.3	203.9	166.7	370.6	113.6	167.3	2,199.2

Operating profit (loss)	¥448.3	¥423.4	¥66.0	¥137.1	¥98.6	¥235.7	¥483.8	¥(256.3)	¥1,400.9

Fiscal year ended March 31, 2011:
Net revenue:	¥1,348.4	¥900.7	¥148.6	¥338.1	¥267.2	¥605.3	¥560.7	¥(40.7)	¥3,523.0
BTMU and MUTB:	636.4	800.3	59.5	241.5	—	241.5	620.9	(46.4)	2,312.2
Net interest income	511.8	431.8	—	122.6	—	122.6	314.7	5.8	1,386.7
Net fees	117.4	310.8	59.5	104.9	—	104.9	(9.8)	(50.3)	532.5
Other	7.2	57.7	—	14.0	—	14.0	316.0	(1.9)	393.0
Other than BTMU and MUTB(1)	712.0	100.4	89.1	96.6	267.2	363.8	(60.2)	5.7	1,210.8
Operating expenses	945.1	464.2	88.1	200.7	173.3	374.0	105.7	150.9	2,128.0

Operating profit (loss)	¥403.3	¥436.5	¥60.5	¥137.4	¥93.9	¥231.3	¥455.0	¥(191.6)	¥1,395.0

Fiscal year ended March 31, 2012:
Net revenue:	¥1,274.1	¥884.8	¥140.5	¥401.1	¥252.0	¥653.1	¥690.7	¥(49.7)	¥3,593.5
BTMU and MUTB:	617.6	792.3	55.7	291.1	—	291.1	638.6	(51.0)	2,344.3
Net interest income	479.2	420.1	—	156.4	—	156.4	274.0	12.6	1,342.3
Net fees	131.6	306.2	55.7	122.6	—	122.6	(11.1)	(61.7)	543.3
Other	6.8	66.0	—	12.1	—	12.1	375.7	(1.9)	458.7
Other than BTMU and MUTB(1)	656.5	92.5	84.8	110.0	252.0	362.0	52.1	1.3	1,249.2
Operating expenses	903.6	447.7	87.3	225.1	173.0	398.1	96.6	165.4	2,098.7

Operating profit (loss)	¥370.5	¥437.1	¥53.2	¥176.0	¥79.0	¥255.0	¥594.1	¥(215.1)	¥1,494.8

Note:	(1) Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Operations

	2010	2011	2012
	(in billions)
Operating profit:	¥1,401	¥1,395	¥1,495
Provision for credit losses	(648)	(292)	(224)
Trading account profits (losses)—net	387	(70)	372
Equity investment securities gains (losses)—net	207	8	(95)
Debt investment securities losses—net	(11)	(105)	(153)
Foreign exchange gains—net	118	146	21
Equity in losses of equity method investees	(84)	(113)	(499)
Impairment of intangible assets	(12)	(27)	(31)
Provision for repayment of excess interest	(45)	(86)	—
Other—net	(16)	(34)	(36)

Income before income tax expense	¥1,297	¥822	¥850